Statement of Additional Information Supplement
November 6, 2007

Morgan Stanley Institutional Liquidity Funds

Supplement dated November 6, 2007 to the Statement of Additional Information of Morgan Stanley Institutional Liquidity Funds dated February 28, 2007

The second paragraph of the section of the Statement of Additional Information entitled ‘‘Disclosure of Portfolio Holdings’’ is hereby deleted and replaced with the following:

The Fund makes available on its public website the following portfolio holdings information:

o

complete portfolio holdings information as of the end of each month and the fifteenth day of each month, in each case at least seven calendar days after the period to which the information relates, and

o

top 5 holdings monthly, at least 8 business days after month end.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

Please retain this supplement for future reference.